Equity - Summary of Dividends Paid (Detail) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Dividends [Line Items]
Total Amount	$ 221,892,343	$ 213,937,411	$ 215,461,852
Final Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend		Final	Final	Final
Payment Date		May 27, 2020	May 17, 2019	May 18, 2018
Total Amount		$ 146,758,726	$ 185,737,592	$ 155,025,509
Pesos per Share		$ 2.12182	$ 2.68537	$ 2.24134
Charged to Fiscal		2019	2018	2017
Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend		Interim	Interim	Interim
Payment Date		Jan. 31, 2020	Jan. 25, 2019	Jan. 26, 2018
Total Amount		$ 30,933,437	$ 31,288,371	$ 37,134,944
Pesos per Share		$ 0.44723	$ 0.45236	$ 0.75642
Charged to Fiscal		2019	2018	2017
Eventual Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend		Eventual
Payment Date		May 27, 2020
Total Amount		$ 114,883,119
Pesos per Share		$ 1.66096
Charged to Fiscal		2019